Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2025	Jun. 18, 2025	Mar. 21, 2025	Sep. 30, 2024	Aug. 08, 2024	May 17, 2023	May 16, 2023	Feb. 22, 2023	Jul. 29, 2022
Common stock, par value	$ 0.0001			$ 0.0001		$ 0.0001	$ 0.001	$ 0.001	$ 0.001
Common stock shares, authorized	500,000,000			500,000,000		500,000,000	50,000,000	50,000,000	50,000,000
Common stock shares, issued				17,206,342	17,206,342	15,000,000		15,000,000
Common stock shares, outstanding				17,206,342	17,206,342	15,000,000		15,000,000
Common Class A [Member]
Common stock, par value	$ 0.0001		$ 0.0001	$ 0.0001
Common stock shares, authorized	490,000,000		490,000,000
Common stock shares, issued	48,951,842	48,951,842
Common stock shares, outstanding	48,951,842	48,951,842
Common Class B [Member]
Common stock, par value	$ 0.0001		$ 0.0001	$ 0.0001
Common stock shares, authorized	10,000,000		10,000,000
Common stock shares, issued	8,254,500	8,254,500
Common stock shares, outstanding	8,254,500	8,254,500